Commitments and Contingent Liabilities - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) (AUD)	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Less than 1 year	549,193
1 - 3 years	1,155,722
3 - 5 years	755,092
More than 5 years	0
Total minimum lease payments	2,460,007